Average Annual Total Returns - Class P3 Shares - Voya Multi-Manager Mid Cap Value Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell Midcap® Value Index 1 Yr		Russell Midcap® Value Index 5 Yrs	Russell Midcap® Value Index 10 Yrs	Russell Midcap® Value Index Since Inception
Total	3.20%			4.39%	Jun. 01, 2018	2.08%			1.50%	2.54%			3.03%	4.96%	[1]	[1]	[1]	6.42%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.